Borrowings and financial liabilities - Summary of key inputs measured at ATLAS conversion option (Details) € / shares in Units, € in Thousands					12 Months Ended
	Apr. 30, 2020	Apr. 03, 2020 shares	Dec. 27, 2019 EUR (€) shares	Aug. 21, 2019 EUR (€) shares	Dec. 31, 2022 EUR (€) item € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 shares	Jun. 21, 2022 EUR (€) item € / shares	Apr. 05, 2022 EUR (€) item € / shares	May 27, 2021 EUR (€) item € / shares
Borrowings and financial liabilities
Warrant Term	5 years				65 years
Number of warrants allocated | shares		7,475,708
Convertible Notes to Atlas [Member]
Borrowings and financial liabilities
Change in fair value					€ 546	€ 3,017
Number of shares issued upon conversion of bonds | shares							17,178,683
ATLAS Tranche 4 Member
Borrowings and financial liabilities
Number of outstanding convertible notes | item										120
Conversion price | € / shares										€ 0.74
Fair value of the convertible notes (in thousands of €)										€ 3,518
Atlas Tranche 5 Member
Borrowings and financial liabilities
Number of outstanding convertible notes | item										120
Conversion price | € / shares										€ 0.44
Fair value of the convertible notes (in thousands of €)										€ 3,646
Tranche 1
Borrowings and financial liabilities
Number of outstanding convertible notes | item									160
Conversion price | € / shares									€ 0.23
Fair value of the convertible notes (in thousands of €)									€ 3,840
Proceeds from issuance of ORNANE				€ 3,000
Number of warrants allocated | shares				585,936
Number of ORNANE issued				300
Commitment Fee In Notes				30
Tranche 2
Borrowings and financial liabilities
Number of outstanding convertible notes | item					148			160
Conversion price | € / shares					€ 0.05			€ 0.10
Fair value of the convertible notes (in thousands of €)					€ 4,066			€ 3,840
Proceeds from issuance of ORNANE			€ 1,500
Number of warrants allocated | shares			694,444
Portion of price received			50.00%
Number of ORNANE issued			300
Volatility | ATLAS Tranche 4 Member
Borrowings and financial liabilities
Input to valuation										46
Volatility | Atlas Tranche 5 Member
Borrowings and financial liabilities
Input to valuation										59
Volatility | Tranche 1
Borrowings and financial liabilities
Input to valuation									70
Volatility | Tranche 2
Borrowings and financial liabilities
Input to valuation					65			70
Risk-free rate | ATLAS Tranche 4 Member
Borrowings and financial liabilities
Input to valuation										(0.68)
Risk-free rate | Atlas Tranche 5 Member
Borrowings and financial liabilities
Input to valuation										(0.78)
Risk-free rate | Tranche 1
Borrowings and financial liabilities
Input to valuation									0.54
Risk-free rate | Tranche 2
Borrowings and financial liabilities
Input to valuation					3.58			1.82